Aristotle/Saul Global Opportunities Fund
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Opportunities Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Aristotle/Saul Global Opportunities Fund Class I Shares USD ($)
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	1.00%
Wire fee	$ 20
Overnight check delivery fee	25
Retirement account fees (annual maintenance fee)	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Aristotle/Saul Global Opportunities Fund Class I Shares	[1]
Management fees	0.70%
Distribution (Rule 12b-1) fees	none
Other expenses	0.35%
Total annual fund operating expenses	1.05%
Fees waived and/or expenses reimbursed	(0.25%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.80%	[2]
[1]	The expense information in the table has been restated to reflect the current management fee and expense cap, effective September 1, 2018.
[2]	The Global Opportunities Fund's Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.80% of the average daily net assets of Class I Shares of the Global Opportunities Fund. This agreement is in effect until April 30, 2020, and it may be terminated before that date only by the Trust's Board of Trustees. The Global Opportunities Fund's Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund's annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Example

This example is intended to help you compare the cost of investing in the Global Opportunities Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Global Opportunities Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Aristotle/Saul Global Opportunities Fund | Class I Shares | USD ($)	82	283	530	1,236